Pension (Tables)	6 Months Ended
Jun. 30, 2013
Compensation And Retirement Disclosure [Abstract]
Component of net periodic pension expense

The following are the components of net periodic pension expense (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Service cost	$0.2	$0.1	$0.4	$0.3
Interest cost	3.0	3.3	5.9	6.5
Expected return on plan assets	(4.0)	(3.9)	(8.0)	(7.8)
Amortization of prior service costs and unrecognized loss	0.9	0.2	1.9	0.2
Curtailment and settlement (gain) loss recognized	(0.3)	1.4	(0.3)	1.4

	$(0.2)	$1.1	$(0.1)	$0.6